TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES

10.	TRADE AND OTHER RECEIVABLES

(in thousands of $)	December 31, 2023	December 31, 2022
Receivables from contracts with customers	48,294	67,397
Lease receivables	64,441	55,608
Other receivables	11,912	16,462
	124,647	139,467

Trade and other receivables are presented net of allowances for doubtful accounts of $4.3 million as of December 31, 2023 (2022: $4.4 million).